Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

11. TRADE AND OTHER RECEIVABLES

As at December 31,	2023	2022
Trade receivables	$54,024	$34,152
Less: allowance for doubtful accounts	(6,467)	(4,901)
Net trade receivables	47,557	29,251
Deferred receivables	3,347	5,038
Government grant receivable (Note 28)	20,697	2,457
Other receivables	6,688	4,502
Trade and other receivables	$78,289	$41,248

Allowance for doubtful accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2023	2022
Allowance for doubtful accounts, beginning of year	$4,901	$5,216
Provisions (reversals) for impaired receivables	2,881	2,339
Receivables written off	(1,242)	(2,924)
Impact of foreign exchange	(73)	270
Allowance for doubtful accounts, end of year	$6,467	$4,901